Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 48,179	$ 34,149
R&D credits	14,317	12,524
Lease liabilities	3,662	710
Share-based compensation	3,223	408
Deferred revenues	1,575	2,163
Other	1,047	208
Total deferred tax assets	72,003	50,162
Deferred tax liabilities:
IPR&D	(5,841)	(4,655)
Right-of-use assets	(3,553)	(587)
Intangible assets	(2,445)	(2,359)
Total deferred tax liabilities	(11,839)	(7,601)
Net deferred tax assets	60,164	42,561
Less: valuation allowance	(61,044)	(43,441)
Total net deferred tax liabilities	$ (880)	$ (880)